Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000066393
Shareholder Report [Line Items]
Fund Name	VanEck Africa Index ETF
Trading Symbol	AFK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Africa Index ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$49	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 45,549,488
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 79,254
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$45,549,488 Number of Portfolio Holdings74 Portfolio Turnover Rate20% Advisory Fees Paid$79,254
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		0.2%
Real Estate		0.4%
Industrials		0.6%
Health Care		0.8%
Energy		4.1%
Consumer Staples		4.7%
Consumer Discretionary		6.2%
Communication Services		13.5%
Materials		31.9%
Financials		37.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000051120
Shareholder Report [Line Items]
Fund Name	VanEck Agribusiness ETF
Trading Symbol	MOO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Agribusiness ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 730,707,450
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,999,426
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$730,707,450 Number of Portfolio Holdings52 Portfolio Turnover Rate6% Advisory Fees Paid$1,999,426
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		-%
Health Care		16.9%
Industrials		22.2%
Materials		28.0%
Consumer Staples		32.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000076451
Shareholder Report [Line Items]
Fund Name	VanEck Brazil Small-Cap ETF
Trading Symbol	BRF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 19,993,844
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,918
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,993,844 Number of Portfolio Holdings92 Portfolio Turnover Rate12% Advisory Fees Paid$10,918
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		0.9%
Real Estate		3.4%
Health Care		5.3%
Information Technology		5.7%
Materials		8.1%
Consumer Staples		8.3%
Financials		8.3%
Utilities		9.5%
Energy		11.5%
Industrials		14.9%
Consumer Discretionary		24.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000138289
Shareholder Report [Line Items]
Fund Name	VanEck ChiNext ETF
Trading Symbol	CNXT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck ChiNext ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 13,958,019
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,958,019 Number of Portfolio Holdings98 Portfolio Turnover Rate5% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		0.9%
Communication Services		2.1%
Materials		4.9%
Consumer Staples		5.7%
Financials		6.4%
Health Care		19.8%
Information Technology		26.4%
Industrials		33.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000236336
Shareholder Report [Line Items]
Fund Name	VanEck CLO ETF
Trading Symbol	CLOI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CLO ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 386,713,262
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 592,418
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$386,713,262 Number of Portfolio Holdings87 Portfolio Turnover Rate53% Advisory Fees Paid$592,418
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		2.8%
Collateralized Loan Obligations		97.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000240390
Shareholder Report [Line Items]
Fund Name	VanEck CMCI Commodity Strategy ETF
Trading Symbol	CMCI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,561,448
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,561,448 Number of Portfolio Holdings7 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets Footnote Reference*		(1.5)%
Money Market Fund		9.5%
Government		92.0%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000232971
Shareholder Report [Line Items]
Fund Name	VanEck Digital India ETF
Trading Symbol	DGIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Digital India ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 25,501,870
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 65,317
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,501,870 Number of Portfolio Holdings42 Portfolio Turnover Rate17% Advisory Fees Paid$65,317
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Industrials		4.8%
Energy		8.1%
Consumer Discretionary		10.8%
Financials		12.0%
Communication Services		15.5%
Information Technology		49.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000231730
Shareholder Report [Line Items]
Fund Name	VanEck Ethereum Strategy ETF
Trading Symbol	EFUT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Ethereum Strategy ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Ethereum Strategy ETF	$65	1.30%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	Includes net current and deferred tax expense

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 29,223,201
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 84,370
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$29,223,201 Number of Portfolio Holdings5 Portfolio Turnover Rate-% Advisory Fees Paid$84,370
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		39.2%
Government		60.8%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on futures contracts of (1.8)%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on futures contracts of (1.8)%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000024980
Shareholder Report [Line Items]
Fund Name	VanEck Gold Miners ETF
Trading Symbol	GDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Gold Miners ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 13,116,087,580
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 31,724,129
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,116,087,580 Number of Portfolio Holdings55 Portfolio Turnover Rate9% Advisory Fees Paid$31,724,129
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Precious Metals & Minerals		0.4%
Silver		5.7%
Gold		93.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000231316
Shareholder Report [Line Items]
Fund Name	VanEck Green Metals ETF
Trading Symbol	GMET
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Green Metals ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Metals ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 25,599,638
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 74,656
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,599,638 Number of Portfolio Holdings58 Portfolio Turnover Rate13% Advisory Fees Paid$74,656
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.3%
Commodity Chemicals		0.2%
Fertilizers & Agricultural Chemicals		0.7%
Electrical Components & Equipment		2.1%
Precious Metals & Minerals		3.9%
Specialty Chemicals		6.2%
Copper		33.1%
Diversified Metals & Mining		53.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000082390
Shareholder Report [Line Items]
Fund Name	VanEck India Growth Leaders ETF
Trading Symbol	GLIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck India Growth Leaders ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 147,793,409
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 318,598
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$147,793,409 Number of Portfolio Holdings81 Portfolio Turnover Rate24% Advisory Fees Paid$318,598
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Communication Services		1.7%
Consumer Staples		5.2%
Materials		6.6%
Energy		7.0%
Health Care		8.5%
Consumer Discretionary		10.6%
Industrials		11.2%
Information Technology		19.8%
Financials		30.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000070695
Shareholder Report [Line Items]
Fund Name	VanEck Indonesia Index ETF
Trading Symbol	IDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Indonesia Index ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 27,042,888
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,343
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,042,888 Number of Portfolio Holdings58 Portfolio Turnover Rate12% Advisory Fees Paid$11,343
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Real Estate		1.3%
Health Care		2.6%
Consumer Discretionary		3.6%
Industrials		7.0%
Utilities		7.6%
Communication Services		8.5%
Energy		8.6%
Consumer Staples		11.3%
Materials		21.2%
Financials		28.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000127738
Shareholder Report [Line Items]
Fund Name	VanEck Israel ETF
Trading Symbol	ISRA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Israel ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 69,914,671
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 117,708
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$69,914,671 Number of Portfolio Holdings82 Portfolio Turnover Rate5% Advisory Fees Paid$117,708
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Staples		1.0%
Energy		1.6%
Materials		1.7%
Communication Services		1.8%
Consumer Discretionary		2.9%
Utilities		3.0%
Real Estate		3.7%
Industrials		5.7%
Health Care		11.3%
Financials		21.5%
Information Technology		45.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000081187
Shareholder Report [Line Items]
Fund Name	VanEck Junior Gold Miners ETF
Trading Symbol	GDXJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Junior Gold Miners ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 4,895,480,550
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 11,150,069
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,895,480,550 Number of Portfolio Holdings89 Portfolio Turnover Rate11% Advisory Fees Paid$11,150,069
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.2%
Diversified Metals & Mining		2.4%
Precious Metals & Minerals		4.8%
Silver		14.6%
Gold		78.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000047031
Shareholder Report [Line Items]
Fund Name	VanEck Low Carbon Energy ETF
Trading Symbol	SMOG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Low Carbon Energy ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 129,373,115
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 350,170
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$129,373,115 Number of Portfolio Holdings67 Portfolio Turnover Rate8% Advisory Fees Paid$350,170
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Financials		0.6%
Materials		1.2%
Information Technology		15.3%
Industrials		16.8%
Consumer Discretionary		25.8%
Utilities		40.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000064328
Shareholder Report [Line Items]
Fund Name	VanEck Natural Resources ETF
Trading Symbol	HAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Natural Resources ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 135,225,018
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 256,610
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,225,018 Number of Portfolio Holdings129 Portfolio Turnover Rate49% Advisory Fees Paid$256,610
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		-%
Real Estate		0.6%
Information Technology		1.1%
Health Care		2.3%
Consumer Staples		6.9%
Utilities		8.6%
Industrials		9.3%
Energy		31.5%
Materials		39.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000244874
Shareholder Report [Line Items]
Fund Name	VanEck Office and Commercial REIT ETF
Trading Symbol	DESK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,082,254
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,704
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,082,254 Number of Portfolio Holdings25 Portfolio Turnover Rate7% Advisory Fees Paid$2,704
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.9%
Equity Real Estate Investment Trusts (REITs)		99.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000158570
Shareholder Report [Line Items]
Fund Name	VanEck Oil Refiners ETF
Trading Symbol	CRAK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Oil Refiners ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 34,995,694
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 63,688
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,995,694 Number of Portfolio Holdings25 Portfolio Turnover Rate14% Advisory Fees Paid$63,688
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		-%
Energy		100.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105866
Shareholder Report [Line Items]
Fund Name	VanEck Oil Services ETF
Trading Symbol	OIH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Oil Services ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,930,305,697
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 3,497,551
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,930,305,697 Number of Portfolio Holdings25 Portfolio Turnover Rate7% Advisory Fees Paid$3,497,551
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		-%
Oil & Gas Drilling		19.9%
Oil & Gas Equipment & Services		80.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000092114
Shareholder Report [Line Items]
Fund Name	VanEck Rare Earth and Strategic Metals ETF
Trading Symbol	REMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 282,193,715
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 854,659
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$282,193,715 Number of Portfolio Holdings26 Portfolio Turnover Rate20% Advisory Fees Paid$854,659
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.2%
Industrials		7.1%
Materials		92.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000047032
Shareholder Report [Line Items]
Fund Name	VanEck Russia ETF
Trading Symbol	RSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Russia ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$14	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 51,935,916
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$51,935,916 Number of Portfolio Holdings29 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		30.8%
Money Market Fund		69.2%
Communication Services		-%
Energy		-%
Materials		-%
Financials		-%
Utilities		-%
Consumer Discretionary		-%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000098930
Shareholder Report [Line Items]
Fund Name	VanEck Russia Small-Cap ETF
Trading Symbol	RSXJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Russia Small-Cap ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 349,130
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$349,130 Number of Portfolio Holdings25 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(18.3)%
Money Market Fund		118.3%
Utilities		-%
Industrials		-%
Financials		-%
Consumer Staples		-%
Real Estate		-%
Materials		-%
Communication Services		-%
Energy		-%
Consumer Discretionary		-%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000037682
Shareholder Report [Line Items]
Fund Name	VanEck Steel ETF
Trading Symbol	SLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Steel ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 94,923,056
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 257,364
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$94,923,056 Number of Portfolio Holdings27 Portfolio Turnover Rate6% Advisory Fees Paid$257,364
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		-%
Industrials		2.4%
Energy		4.9%
Materials		92.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000051121
Shareholder Report [Line Items]
Fund Name	VanEck Uranium and Nuclear ETF
Trading Symbol	NLR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 222,061,305
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,506
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$222,061,305 Number of Portfolio Holdings26 Portfolio Turnover Rate13% Advisory Fees Paid$410,506
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.2%
Industrials		14.5%
Utilities		42.6%
Energy		42.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000066397
Shareholder Report [Line Items]
Fund Name	VanEck Vietnam ETF
Trading Symbol	VNM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Vietnam ETF from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 491,321,449
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,308,383
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$491,321,449 Number of Portfolio Holdings48 Portfolio Turnover Rate8% Advisory Fees Paid$1,308,383
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.5%
Exchange Traded Fund		0.0%
Utilities		1.4%
Energy		2.1%
Industrials		10.7%
Materials		12.2%
Consumer Staples		18.8%
Real Estate		26.9%
Financials		27.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/